Pacer Developed Markets International Cash Cows 100 ETF
Schedule of Investments
July 31, 2026 (Unaudited)

COMMON STOCKS - 98.7%	Shares	Value
Australia - 2.2%
Fortescue Ltd.	2,285,426	$ 29,766,694
MMG Ltd. (a)	10,141,030	10,849,133
		40,615,827

Canada - 11.8%
Agnico Eagle Mines Ltd.	218,960	31,788,522
Barrick Mining Corp.	909,539	33,381,447
Bombardier, Inc. - Class B (a)	65,875	15,870,901
CGI, Inc.	184,985	13,540,187
Kinross Gold Corp.	918,496	21,176,153
Lundin Gold, Inc.	167,459	9,376,079
Magna International, Inc.	368,098	25,244,457
Open Text Corp.	286,545	7,264,550
Pan American Silver Corp.	234,697	10,105,440
Quebecor, Inc. - Class B	172,337	7,974,820
Suncor Energy, Inc.	575,549	38,650,485
		214,373,041

China - 0.5%
AAC Technologies Holdings, Inc.	844,563	4,150,446
Shenzhou International Group Holdings Ltd.	863,269	4,907,239
		9,057,685

Finland - 1.4%
Neste Oyj	456,390	16,083,302
Wartsila OYJ Abp	289,112	9,781,646
		25,864,948

France - 13.8%
Bouygues SA	424,863	23,889,021
Capgemini SE	171,940	20,322,940
Carrefour SA	1,161,549	21,343,977
Cie de Saint-Gobain SA	359,681	33,712,187
Cie Generale des Etablissements Michelin SCA	450,074	18,149,526
Dassault Systemes SE	684,644	15,829,417
Eiffage SA	147,992	21,033,469
Publicis Groupe SA	249,640	26,662,734
Sanofi SA	398,195	34,195,023
Vinci SA	249,857	35,309,419
		250,447,713

Germany - 6.3%
Continental AG	157,115	13,019,389
Deutsche Post AG	595,158	39,641,054
Deutsche Telekom AG	1,123,500	34,669,288
Fresenius Medical Care AG	386,843	19,828,609
Zalando SE (a)(b)	191,323	6,234,837
		113,393,177

Hong Kong - 3.7%
CK Hutchison Holdings Ltd.	4,122,723	38,691,270

Galaxy Entertainment Group Ltd.	3,173,915	13,841,157
WH Group Ltd. (b)	13,280,287	14,309,194
		66,841,621

Ireland - 1.1%
Ryanair Holdings PLC	716,156	20,034,761

Japan - 23.4%
Aeon Co. Ltd.	3,879,142	33,255,710
Astellas Pharma, Inc.	1,568,332	21,705,585
Bandai Namco Holdings, Inc.	333,577	9,663,156
Bridgestone Corp.	1,015,981	25,318,907
ENEOS Holdings, Inc.	2,934,759	24,486,299
Hitachi Construction Machinery Co. Ltd.	190,805	6,468,698
Idemitsu Kosan Co. Ltd.	2,378,289	19,596,725
Inpex Corp.	951,927	21,700,382
JGC Holdings Corp.	103,939	1,476,070
Kawasaki Kisen Kaisha Ltd.	451,001	8,078,645
KDDI Corp.	2,169,042	39,821,323
Kirin Holdings Co. Ltd.	634,092	11,768,792
LY Corp.	11,351,387	31,877,060
MatsukiyoCocokara & Co.	247,269	3,938,929
Modec, Inc.	85,585	5,553,974
NIPPON EXPRESS HOLDINGS INC	205,924	6,831,129
Nippon Yusen KK	466,954	17,932,114
Rakuten Group, Inc. (a)	4,317,806	22,622,313
Shimizu Corp.	429,434	6,422,414
Shionogi & Co. Ltd.	535,777	9,794,208
Sony Group Corp.	1,615,951	38,462,691
Sumitomo Pharma Co. Ltd. (a)	273,189	2,142,861
Takeda Pharmaceutical Co. Ltd.	1,160,743	40,219,831
Trend Micro, Inc.	68,763	2,740,493
Unicharm Corp.	1,021,734	6,463,501
Yokogawa Electric Corp.	117,247	4,260,847
		422,602,657

Luxembourg - 0.8%
Tenaris SA	503,925	14,492,660

Mexico - 0.7%
Fresnillo PLC	391,659	13,064,450

Netherlands - 3.9%
Akzo Nobel NV	106,033	7,424,352
Koninklijke Ahold Delhaize NV	863,774	34,224,650
Koninklijke Philips NV	588,638	15,435,635
Wolters Kluwer NV	171,741	13,443,166
		70,527,803

Norway - 0.5%
Var Energi ASA	1,881,269	9,369,127

Portugal - 0.6%
Galp Energia SGPS SA	454,589	10,321,680

Singapore - 1.0%
Singapore Airlines Ltd.	2,897,861	17,399,142

South Korea - 6.5%
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	98,754		26,633,172
Hyundai Glovis Co. Ltd.	76,462		10,726,240
Hyundai Mobis Co. Ltd.	39,786		13,283,395
Hyundai Rotem Co. Ltd.	128,661		12,065,635
Kakao Corp.	199,979		5,245,995
Kia Corp.	202,267		18,712,925
LG CNS Co. Ltd.	43,357		1,900,689
LG Corp.	69,225		4,908,920
Samsung Engineering Co. Ltd.	118,274		3,633,584
Samsung Heavy Industries Co. Ltd. (a)	1,021,790		15,301,407
Samsung SDS Co. Ltd.	30,401		4,392,654
			116,804,616

Spain - 2.9%
ACS Actividades de Construccion y Servicios SA	151,016		19,208,091
Telefonica SA	8,005,333		33,085,153
			52,293,244

Sweden - 3.2%
Evolution AB (a)(b)	141,831		10,846,373
H & M Hennes & Mauritz AB - Class B	991,081		18,130,927
Tele2 AB - Class B	417,043		7,233,061
Telefonaktiebolaget LM Ericsson - Class B	2,192,216		21,599,389
			57,809,750

Switzerland - 2.0%
Logitech International SA	69,560		7,062,261
Swisscom AG	38,605		29,701,664
			36,763,925

United Kingdom - 12.4%
Autotrader Group PLC (b)	528,323		3,729,691
BP PLC	4,914,536		36,595,072
Bunzl PLC	250,501		9,459,875
Imperial Brands PLC	811,632		30,901,916
International Consolidated Airlines Group SA	5,266,842		30,657,822
Pearson PLC	387,798		6,569,747
Shell PLC	830,542		37,873,512
Tesco PLC	4,475,475		29,525,661
Vodafone Group PLC	24,305,954		38,605,578
			223,918,874
TOTAL COMMON STOCKS (Cost $1,603,976,552)			1,785,996,701

PREFERRED STOCKS - 1.0%	Shares		Value
Germany - 1.0%
Henkel AG & Co. KGaA, 0.00%	218,263		19,032,793
TOTAL PREFERRED STOCKS (Cost $18,445,884)			19,032,793

TOTAL INVESTMENTS - 99.7% (Cost $1,622,422,436)			1,805,029,494
Other Assets in Excess of Liabilities - 0.3%		0.00268	4,851,106
TOTAL NET ASSETS - 100.0%			$ 1,809,880,600

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)
Security is exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may only be resold in transactions exempt from registration to qualified institutional investors. As of July 31, 2026, the value of these securities total $35,120,095 or 1.9% of the Fund’s net assets.

Summary of Fair Value Disclosure as of July 31, 2026 (Unaudited)

Pacer Developed Markets International Cash Cows 100 ETF has adopted fair value accounting standards which establish a definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion of changes in valuation techniques and related inputs during the period, and expanded disclosure of valuation levels for major security types. These inputs are summarized in the three broad levels listed below. The inputs or valuation methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.
Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.
Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and based on the best information available.
The following is a summary of the fair valuation hierarchy of the Fund’s securities as of July 31, 2026:

	Level 1	Level 2	Level 3	Total
Investments:
Common Stocks	$ 1,785,996,701	$ –	$ –	$ 1,785,996,701
Preferred Stocks	19,032,793	–	–	19,032,793
Total Investments	$ 1,805,029,494	$ –	$ –	$ 1,805,029,494

Refer to the Schedule of Investments for further disaggregation of investment categories.